Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total	Common Class A [Member]
Beginning balance, value at Dec. 31, 2024	$ 8,630			$ 8,781,273	$ 464,637	$ 644,930	$ (577,762)	$ 9,321,708
Balance, shares at Dec. 31, 2024	8,630,000
Common stock issued for conversion of convertible notes	$ 2,763			1,379,901				1,382,664	$ 1,687,108
Common stock issued for conversion of convertible notes, shares	2,762,744								2,688,514
Common stock issued for services	$ 500			354,450				354,950	$ 354,950
Common stock issued for services, shares	500,000								500,000
Net loss						(2,622,169)		(2,622,169)
Appropriation to statutory reserves					114,756	(114,756)
Foreign currency translation adjustments							176,222	176,222
Disposal of subsidiary				(736,568)	(300,193)	1,036,761
Ending balance, value at Jun. 30, 2025	$ 11,893			9,779,056	279,200	(1,055,234)	(401,540)	8,613,375
Balance, shares at Jun. 30, 2025	11,892,744
Beginning balance, value at Dec. 31, 2025		$ 8,839	$ 3,730	10,804,674	164,444	(3,795,004)	(199,379)	6,987,304
Balance, shares at Dec. 31, 2025		8,838,194	3,730,320
Net loss						(1,078,445)		(1,078,445)
Foreign currency translation adjustments							250,532	250,532
Issuance of Class A ordinary shares and warrants, net of offering costs		$ 1,273		1,819,473				1,820,746
Issuance of Class A ordinary shares and warrants, net of offering costs, shares		1,273,424
Pre-Funded Warrant exercise		$ 600						600
Pre-Funded Warrant exercise, shares		600,000
Ending balance, value at Jun. 30, 2026		$ 10,712	$ 3,730	$ 12,624,147	$ 164,444	$ (4,873,449)	$ 51,153	$ 7,980,737
Balance, shares at Jun. 30, 2026		10,711,618	3,730,320